Note 15 - Fair Value Measurements and Financial Instruments - Schedule of Assets and Liabilities at Fair Value 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 25, 2022	Jan. 22, 2022	Jan. 18, 2022	Dec. 31, 2021
Total Warrant Liabilities	$ 1,945	$ 8,335				$ 143,237
Earnout liabilities	223	1,353				0
Fair Value, Inputs, Level 1 [Member]
Total Warrant Liabilities	704	1,833
Earnout liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Total Warrant Liabilities	0	0
Earnout liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Total Warrant Liabilities	1,241	6,502
Earnout liabilities	223	1,353
The 8.63 Warrants [Member]
Total Warrant Liabilities	704	1,833	$ 4,900			0
The 8.63 Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Total Warrant Liabilities	704	1,833
The 8.63 Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Total Warrant Liabilities	0	0
The 8.63 Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Total Warrant Liabilities	0	0
Pipe Warrant [Member]
Total Warrant Liabilities	59	311		$ 1,300		0
Pipe Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Total Warrant Liabilities	0	0
Pipe Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Total Warrant Liabilities	0	0
Pipe Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Total Warrant Liabilities	59	311
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
Total Warrant Liabilities	1,182	6,191			$ 30,900	$ 0
Liberty Warrants and Liberty Advisory Fee Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Total Warrant Liabilities	0	0
Liberty Warrants and Liberty Advisory Fee Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Total Warrant Liabilities	0	0
Liberty Warrants and Liberty Advisory Fee Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Total Warrant Liabilities	$ 1,182	$ 6,191